Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Additions to the right-of-use assets	$ 106,834	$ 59,031	$ 152,817
Total cash outflow for leases	$ 127,097	$ 7,913	$ 133,121
Short term lease term	12 months